Statement of Additional Information (SAI) Supplement – September 13, 2013*

Fund	SAI dated
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	May 1, 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	May 1, 2013

The subsection Investment Management Services – Portfolio Managers in the Services Providers section in the SAI for the above listed funds has been hereby superseded and replaced with the following:

Portfolio Managers. For all funds other than Money Market funds, the following table provides information about the funds’ portfolio managers as of Dec. 31, 2012, unless otherwise noted. All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans, and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio funds.

Fund	Portfolio Manager	Other Accounts Managed (excluding the fund)			Potential Conflicts of Interest	Structure of Compensation
		Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
Mid Cap Growth Opportunity	George Myers	10 RICs 3 PIVs 206 other accounts	$4.18 billion $196.03 million $319.53 million	1 other account ($65.05 M)	(3)	(30)
	Brian Neigut	10 RICs 3 PIVs 203 other accounts	$4.18 billion $196.03 billion $319.45 million	None
	James E. King(c)	1 RIC 7 other	$111.46 million $0.68 million	None
	William Chamberlain(c)	4 other accounts	$0.34 million	None
Mid Cap Value Opportunity	David Hoffman(d)	2 RIC 1 PIV 6 other accounts	$3.92 billion $190.69 million $81.48 million	None	(3)	(30)
	Diane Sobin(e)	1 RIC 3 PIVs 10 other accounts	$3.74 billion $751.8 million $5.04 billion	2 other accounts ($349 M)	(8)	(38)

(a)   RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b)   Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)   The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of July 31, 2013.

(d)   The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of February 28, 2013.

(e)   The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of May 31, 2013.

Shareholders should retain this supplement for future reference.

*Valid until next update.

S-6466-211 A (9/13)